UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:   $75,733 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD.                 COM              G1151C101     1198    32134 SH       SOLE                                      32134
ADOBE SYSTEMS INC              COM              00724F101      912    27597 SH       SOLE                                      27597
ALTRIA GROUP INC               COM              02209S103      665    37327 SH       SOLE                                      37327
AMAZON COM INC                 COM              023135106     1083    11600 SH       SOLE                                      11600
APPLE INC                      COM              037833100     2190    11813 SH       SOLE                                      11813
BP  PLC ADR                    COM              055622104      877    16484 SH       SOLE                                      16484
CATERPILLAR INC DEL            COM              149123101     1201    23400 SH       SOLE                                      23400
CHEVRON CORP                   COM              166764100     4322    61359 SH       SOLE                                      61359
CISCO SYSTEMS INC              COM              17275R102     2843   120777 SH       SOLE                                     120777
COCA-COLA CO                   COM              191216100      667    12429 SH       SOLE                                      12429
CORNING INC                    COM              219350105     4407   287881 SH       SOLE                                     287881
COVANCE INC                    COM              222816100     2310    42664 SH       SOLE                                      42664
DEERE & CO                     COM              244199105     1547    36034 SH       SOLE                                      36034
DIRECTV GROUP INC              COM              25459l106      674    24450 SH       SOLE                                      24450
ELMIRA SAVINGS BANK            COM              289660102     2942   183875 SH       SOLE                                     160675
EMERSON ELECTRIC CORP          COM              291011104     1225    30566 SH       SOLE                                      30566
EXXON MOBIL CORP               COM              30231G102     2729    39773 SH       SOLE                                      39773
GENERAL ELECTRIC CO            COM              369604103     2578   156988 SH       SOLE                                     156988
INTEL CORP                     COM              458140100     3415   174484 SH       SOLE                                     174484
INTL BUSINESS MACHINES         COM              459200101     2037    17028 SH       SOLE                                      17028
INTUITIVE SURGICAL             COM              46120E602     4884    18622 SH       SOLE                                      18622
JACOBS ENGINEERING GROUP INC   COM              469814107     3701    80542 SH       SOLE                                      80542
JOHNSON & JOHNSON              COM              478160104     2120    34816 SH       SOLE                                      34816
KRAFT FOODS INC                COM              50075N104      317    12065 SH       SOLE                                      12065
MCDERMOTT INTL INC             COM              580037109     2177    86158 SH       SOLE                                      86158
MEDTRONIC INC                  COM              585055106     1049    28500 SH       SOLE                                      28500
MICROSOFT CORP                 COM              594918104     2960   115077 SH       SOLE                                     115077
NATIONAL OILWELL VARCO INC     COM              637071101      697    16150 SH       SOLE                                      16150
PEPSICO INC                    COM              713448108     1372    23397 SH       SOLE                                      23397
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1583    32481 SH       SOLE                                      32481
PROSHS ULTRASHRT S&P500 PROSHA COM              74347R883     2951    73075 SH       SOLE                                      73075
ROYAL DUTCH SHELL B ADR        COM              780259107      518     9287 SH       SOLE                                       9287
SCHLUMBERGER LTD               COM              806857108     2847    47765 SH       SOLE                                      47765
SELECT SECTOR SPDR MATERIALS F COM              81369Y100      917    29650 SH       SOLE                                      29650
SUN MICROSYSTEMS INC           COM              866810104      279    30725 SH       SOLE                                      30725
TARGET CORP                    COM              87612E106      372     7975 SH       SOLE                                       7975
TRANSOCEAN INC                 COM              H8817H100      689     8059 SH       SOLE                                       8059
UNITED TECHNOLOGIES            COM              913017109     1963    32225 SH       SOLE                                      32225
VALERO ENERGY CORP             COM              91913Y100     2260   116558 SH       SOLE                                     116558
VERIZON COMMUNICATIONS         COM              92343V104      637    21045 SH       SOLE                                      21045
ZIMMER HOLDINGS, INC           COM              98956P102     1617    30261 SH       SOLE                                      30261